SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 9:-	SHAREHOLDERS' EQUITY

a.	Share capital:

The ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any declared by the Company.

b.	Issuances of shares:

1.	During May 2013, the Company completed an IPO and listed its ordinary shares and issued 3,125,000 ordinary shares in consideration of $ 21,920, net.

Following the IPO and according to the terms of the convertible notes, the notes were automatically converted into 123,553 ordinary shares of the Company. In addition, 120,255 warrants were exercised into 85,192 ordinary shares of the Company, using the cashless exercise method.

2.	During October 2013, the Company completed a secondary public offering and issued 2,300,000 ordinary shares in consideration of $ 35,334, net.

3.	During January 2015, the Company completed a public offering and issued 7,475,000 ordinary shares in consideration of $ 27,903, net.

4.	During November 2015, the Company completed a public offering and issued 6,379,197 ordinary shares in consideration of $ 38,556, net.

c.
2010 incentive option plan:

In February 2010, the Company authorized through its 2010 incentive option plan (the "2010 Plan") the grant of options to officers, directors, advisors, management and other key employees. The Company reserved for grants of options up to 2,118,531 of the Company's ordinary shares. The options granted have generally four year vesting terms and expire between five to ten years after the grant date. As of December 31, 2015, 5,121 options were still available for future grants under the Plan.

On March 2, 2016 the Company increased its option pool for grants of options to 3,078,102. Please also refer to Note 12.

A summary of the Company's options activity (for employees and directors) under the 2010 Plan is as follows:

	Year ended December 31,
	2015		2014
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Outstanding at beginning of year	1,540,869	$7.30	805,300	$6.86
Granted	445,000	$5.70	1,154,345	$11.29
Exercised	(4,000)	$3.29	-	$-
Cancelled*	(112,500)	$23.85	(372,345)	$18.38
Forfeited	(45,000)	$10.39	(46,431)	$10.07

Outstanding at end of year	1,824,369	$5.83	1,540,869	$7.30

Vested and expected to vest	1,824,369	$5.83	1,540,869	$7.30

Options exercisable at the end of the year	843,661	$6.50	640,401	$6.24

*
On March 31, 2015 the Company granted to its Chief Executive Officer options to purchase 400,000 of the Company's ordinary shares, subject to the cancellation of 112,500 out-of-money options. The Company accounted for the cancellation of options, accompanied by the concurrent grant of options in accordance with ASC 718-20-35-8 and calculated the incremental compensation cost as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date.

As of December 31, 2015, the aggregated intrinsic value of outstanding and exercisable options is $ 4,024 and $ 2,388, respectively. As of December 31, 2015, the unrecognized compensation cost is $ 1,940 to be recognized from 2016 through 2019, respectively, excluding cost of $ 746 for options with vesting subject to certain performance conditions, which are not probable.

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
0.33-3.29	916,305	4.30	2.19	461,421	4.64	1.10
5.63-8.00	666,494	5.38	6.74	192,543	7.06	8.00
12.99-18.49	199,071	8.05	16.63	150,009	7.99	16.60
23.00-23.48	42,500	4.61	23.75	39,688	4.36	23.80

0.33-23.48	1,824,369	5.11	5.83	843,661	5.77	6.50

d.	Options granted to consultants:

The Company granted options to certain service providers and accounted for these options in accordance with ASC 505-50, "Equity-Based payment to non-employees".

The outstanding options granted to the Company's consultants are as follows:

	Number of		Exercise
Grant date	options		price	Expiration date
February 28, 2010	8,805		$2.184	February 28, 2020
February 17, 2011	3,804		$0.0005	February 17, 2021

	12,609	*)

*) All options were fully vested on grant date.

e.	Warrants granted to underwriters:

The outstanding options granted to the underwriters for the IPO are as follows:

	Number of	Exercise
Grant date	options	price	Expiration date
May 28, 2013	52,084	$20	May 28, 2016

f.	Share-based payment:

The share-based expense recognized in the consolidated financial statements for services received from employees and directors is shown in the following table:

	Year ended
	December 31,
	2015	2014	2013

Research and development	$768	$1,773	$430
Pre-commercialization expenses	308	616	-
General and administrative expenses	1,289	1,700	1,110

	$2,365	$4,089	$1,540